Borrowings - Maturities of long-term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Borrowings [Abstract]
2020	¥ 801,209
2021	1,030,671
2022	630,651
2023	632,196
2024	701,620
2025 and thereafter	4,094,924
Subtotal	7,891,271	¥ 7,355,190
Trading balances of secured borrowings	24,498	27,317
Total	¥ 7,915,769	¥ 7,382,507